Share capital - Additional Information (Details)			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 30, 2020 USD ($) shares	Jun. 10, 2020 USD ($) $ / shares shares	Mar. 24, 2021 shares	Sep. 24, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 21, 2020 USD ($)	Jul. 13, 2020 USD ($)	Mar. 27, 2020 USD ($)
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants						$ 32,324,496		$ 3,634,734
Shares issued for stock option exercised						402,619		55,915	$ 9,853
Loss for the year						$ (63,046,905)		$ (23,212,698)	$ (7,745,313)
Weighted average number of common shares outstanding | shares					58,352,766	58,352,766		35,998,152	26,582,664
Stock-based compensation expense						$ 6,260,985		$ 5,147,573	$ 2,491,078
Share issue related cost						$ (5,046,283)
Consultant [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	7,520,000			28,978,936
Number of common shares issued | shares	7,520,000			28,978,936
Investors [Member]
Disclosure of classes of share capital [line items]
Maximum aggregate offering price											$ 100,000,000	$ 59,500,000	$ 30,000,000
Increase (decrease) in number of shares outstanding | shares		10,000,000
Number of common shares issued | shares		10,000,000
Employee Stock Options Exercise [Member]
Disclosure of classes of share capital [line items]
Share issue related cost	$ 1,444,088	$ 1,350,000		$ 1,786,315
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance | shares					30,000,000	30,000,000
Stock options exercisable period					10 years	10 years
Stock Option Exercise Period Not Later Than Ninety Days					90 years	90 years
Weighted average share price, share options granted | $ / shares					$ 1.58		$ 1.17
Stock-based compensation expense						$ 5,559,181		5,147,573		$ 2,491,078
Stock options | Share transaction
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares			1,058,724
Number of common shares issued | shares			1,058,724
RSUs
Disclosure of classes of share capital [line items]
Stock-based compensation expense						548,538		0	0
DSUs
Disclosure of classes of share capital [line items]
Stock-based compensation expense						$ 153,266		$ 0	$ 0
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares					89,309,563	89,309,563	0	0
Number of shares outstanding | shares					89,309,563	89,309,563	37,049,374	37,049,374	32,332,343	23,794,106
Shares issued pursuant to exercise of warrants						$ 32,597,096		$ 3,634,734
Number of shares issued for stock option exercised | shares					518,864	518,864		137,304	6,198
Shares issued for stock option exercised						$ 950,971		$ 83,382	$ 24,800
Shares issued pursuant to exercise of warrants (in shares) | shares					5,242,389	5,242,389		1,116,323
Share issued price | $ / shares		$ 2.00
Proceeds from issuing shares	$ 53,441,008	$ 20,000,000		$ 59,499,993
Share issue related cost					$ (5,046,283)
Share Issued Price Per Share | $ / shares		$ 2.00